ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	9 Months Ended
Dec. 31, 2025
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
Schedule of accounts payable and accrued liabilities
	December 31, 2025	March 31, 2025
	($)	($)
Accounts payable	264,775	488,338
Accrued liabilities	504,643	292,585
Total	769,418	780,923